T. ROWE PRICE Retirement I 2010 Fund-I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 51.5%
T. Rowe Price Funds:
New Income Fund  153,373 11,528 5,834 16,390,227 161,280
Limited Duration Inflation
Focused Bond Fund  147,894 10,293 10,709 27,298,710 149,597
International Bond Fund (USD
Hedged)  52,423 4,041 2,035 5,360,557 54,678
Emerging Markets Bond Fund  38,298 3,122 1,805 3,501,249 40,054
Dynamic Global Bond Fund  35,729 3,484 1,199 3,763,031 36,953
High Yield Fund  34,635 2,887 1,283 5,437,319 36,539
Floating Rate Fund  18,299 1,892 603 2,047,891 19,557
U.S. Treasury Long-Term Index
Fund  13,861 1,501 695 1,337,202 15,792
Total Bond Mutual Funds (Cost $492,431) 514,450
EQUITY MUTUAL FUNDS 45.1%
T. Rowe Price Funds:
Equity Index 500 Fund  127,426 9,569 31,612 815,371 97,592
Value Fund  45,235 29,073 1,811 1,448,312 74,603
Growth Stock Fund (3) 40,946 18,075 1,577 531,586 62,695
International Value Equity Fund  36,158 2,466 1,274 2,289,108 36,923
Overseas Stock Fund  34,086 2,295 1,681 2,564,218 34,668
International Stock Fund  31,899 2,123 2,117 1,400,503 31,862
Mid-Cap Growth Fund  16,758 1,103 544 142,608 18,605
Mid-Cap Value Fund  18,477 1,169 1,856 482,250 16,787
Emerging Markets Stock Fund  17,463 1,170 916 309,382 16,694
Small-Cap Stock Fund  11,543 779 403 166,766 12,442
Real Assets Fund  11,996 803 414 835,980 12,406
Small-Cap Value Fund  11,515 752 389 190,071 12,203
New Horizons Fund (3) 9,073 588 284 110,611 10,801
Emerging Markets Discovery
Stock Fund  6,709 2,877 274 569,499 9,186
U.S. Large-Cap Core Fund  3,291 503 151 104,265 3,883
Total Equity Mutual Funds (Cost $319,355) 451,350

T. ROWE PRICE Retirement I 2010 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 25,038 12,794 4,194 33,638,362 33,638
Total Short-Term Investments (Cost $33,638) 33,638
Total Investments in Securities 100.0%
(Cost $845,424) $ 999,438
Other Assets Less Liabilities (0.0)% (280)
Net Assets 100.0% $ 999,158
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $3,000 and $3,096, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement I 2010 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (6) $ (1,061) $ 328
Emerging Markets Bond Fund  (91) 439 518
Emerging Markets Discovery Stock Fund  3 (126) —
Emerging Markets Stock Fund  115 (1,023) —
Equity Index 500 Fund  16,953 (7,791) 449
Floating Rate Fund  (8) (31) 218
Growth Stock Fund  116 5,251 —
High Yield Fund  16 300 495
International Bond Fund (USD Hedged)  13 249 270
International Stock Fund  192 (43) —
International Value Equity Fund  72 (427) —
Limited Duration Inflation Focused Bond Fund  112 2,119 —
Mid-Cap Growth Fund  58 1,288 —
Mid-Cap Value Fund  258 (1,003) —
New Horizons Fund  37 1,424 —
New Income Fund  6 2,213 777
Overseas Stock Fund  73 (32) —
Real Assets Fund  24 21 —
Small-Cap Stock Fund  23 523 —
Small-Cap Value Fund  22 325 —
U.S. Large-Cap Core Fund  10 240 —
U.S. Treasury Long-Term Index Fund  (145) 1,125 75
Value Fund  127 2,106 —
U.S. Treasury Money Fund, 0.06% — — 4
Affiliates not held at period end 1 — —
Totals $ 17,981# $ 6,086 $ 3,134+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,134 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2010 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2010 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2010 Fund-I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R410-054Q1 08/21